Impairment of Intangible Assets and Property, Plant and Equipment - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	[1]	Dec. 31, 2016	[1]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of goodwill recognized	€ 0
Discount rate	3.10%
Perpetual growth rate	7.70%
Operating margin rate	8.60%
Carrying amount of intangible assets	€ 21,889,000,000	€ 13,080,000,000		€ 10,879,000,000
Write-down of asset	0
Contract termination penalties	0
Gross value [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Carrying amount of intangible assets	€ 0
Bottom of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
After-tax discount rates	7.25%
Top of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
After-tax discount rates	8.25%
Cash-generating units [member] | CGUs [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Uniform impairment testing percentage	7.50%
Uniform pre-tax discount rates	10.00%
Pharmaceuticals [member] | Goodwill [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Perpetual growth rates applied to future cash flows	0.00%
Pharmaceuticals [member] | Cash-generating units [member] | CGUs [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Rate used for Impairment of goodwill	7.75%
Pre-tax discount rates	10.40%
Vaccines [member] | Goodwill [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Perpetual growth rates applied to future cash flows	0.50%
Consumer Healthcare [member] | Goodwill [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Perpetual growth rates applied to future cash flows	2.00%
Consumer Healthcare [member] | Cash-generating units [member] | CGUs [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Rate used for Impairment of goodwill	7.00%
Pre-tax discount rates	8.80%
Vaccines [member] | Cash-generating units [member] | CGUs [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Rate used for Impairment of goodwill	7.25%
Pre-tax discount rates	9.60%

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1.).